UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07774

                          Scudder Investment Portfolios
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder EAFE Equity Index Portfolio

                                                                                Shares      Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    Common Stocks 96.8%
----------------------------------------------------------------------------------------------------------

Australia 5.3%
Alinta Ltd.                                                                      3,780        34,159
Alumina Ltd.                                                                    39,127       182,312
Amcor Ltd.                                                                      30,791       157,559
AMP Ltd.                                                                        63,045       357,701
Ansell Ltd.                                                                      2,546        21,901
Aristocrat Leisure Ltd.                                                         11,798       106,616
Australia & New Zealand Banking Group Ltd.                                      56,284     1,030,133
Australian Gas & Light Co., Ltd.                                                16,260       183,766
Australian Stock Exchange Ltd.                                                   5,159       106,697
AXA Asia Pacific Holdings Ltd.                                                  18,956        70,255
Babcock & Brown Ltd.                                                             2,317        37,459
BHP Billiton Ltd.                                                              109,535     1,858,574
BlueScope Steel Ltd.                                                            27,562       200,940
Boral Ltd.                                                                      13,615        83,789
Brambles Industries Ltd.                                                        29,868       201,807
Caltex Australia Ltd.                                                            1,505        23,551
Centro Properties Group                                                         31,415       143,743
CFS Gandel Retail Trust                                                         45,527        62,668
CFS Gandel Retail Trust (Unit)*                                                  1,426         1,919
Coca-Cola Amatil Ltd.                                                           18,969       114,424
Cochlear Ltd.                                                                    1,114        33,310
Coles Myer Ltd.                                                                 34,095       266,769
Commonwealth Bank of Australia                                                  39,319     1,151,712
Commonwealth Property Office Fund                                               22,142        21,360
Computershare Ltd.                                                              10,718        53,945
CSL Ltd.                                                                         7,236       211,898
CSR Ltd.                                                                        25,654        60,648
DB RREEF Trust                                                                  51,291        53,587
Foster's Group Ltd.                                                             66,505       295,679
Futuris Corp., Ltd.                                                             10,768        17,327
General Property Trust                                                          69,712       207,333
Harvey Norman Holdings Ltd.                                                      9,201        19,647
Iluka Resources Ltd.                                                             2,479        16,580
ING Industrial Fund                                                             10,366        18,656
Insurance Australia Group Ltd.                                                  49,201       204,863
Investa Property Group                                                          30,734        48,985
John Fairfax Holdings Ltd.                                                      38,931       135,084
Leighton Holdings                                                                4,873        52,955
Lend Lease Corp., Ltd.                                                          14,197       151,573
Lion Nathan Ltd.                                                                 5,624        35,984
Macquarie Airports                                                               9,059        22,660
Macquarie Bank Ltd.                                                              7,008       402,693
Macquarie Communications Infrastructure Group                                    8,274        37,417
Macquarie Goodman Group                                                         42,240       136,580
Macquarie Infrastructure Group                                                  71,385       218,297
Mayne Group Ltd.                                                                22,896        93,937
Mirvac Group                                                                    33,586       103,475
Multiplex Group                                                                  8,300        19,305
National Australia Bank Ltd.                                                    48,079     1,211,780
Newcrest Mining Ltd.                                                            13,102       209,624
Onesteel Ltd.                                                                    8,598        24,982
Orica Ltd.                                                                       7,714       123,537
Origin Energy Ltd.                                                              26,752       149,132
Pacific Brands Ltd.                                                              8,016        17,422
Paperlinx Ltd.                                                                   8,341        20,100
Patrick Corp., Ltd.                                                             27,766       145,891
Perpetual Trustees Australia Ltd.                                                1,300        67,166
Publishing & Broadcasting Ltd.                                                   2,483        31,206
Qantas Airways Ltd.                                                             18,814        48,351
QBE Insurance Group Ltd.                                                        27,359       389,739
Rinker Group Ltd.                                                               31,915       403,530
Rio Tinto Ltd.                                                                   8,766       395,348
Santos Ltd.                                                                     22,774       217,267
Sonic Healthcare Ltd.                                                           10,322       122,009
Stockland                                                                       46,778       219,745
Suncorp Metway Ltd.                                                             18,132       272,539
TABCORP Holding Ltd.                                                            17,199       226,250
Telstra Corp., Ltd.                                                             65,275       202,599
Toll Holdings Ltd.                                                               4,152        44,012
Transurban Group                                                                29,381       161,323
Wesfarmers Ltd.                                                                 11,614       355,602
Westfield Group                                                                 44,380       568,583
Westpac Banking Corp., Ltd.                                                     55,436       892,013
Woodside Petroleum Ltd.                                                         14,898       409,004
Woolworths Ltd.                                                                 32,987       418,343
                                                                                         -----------
(Cost $9,001,060)                                                                         16,419,329

Austria 0.5%
Bank Austria Creditanstalt                                                       1,220       136,347
Boehler-Uddeholm AG                                                                260        43,744
Erste Bank der Oesterreichischen Sparkassen AG                                   4,380       234,253
Flughafen Wien AG                                                                  250        16,826
Immofinanz Immobilien Anlagen AG*                                               10,849       105,093
Mayr Melnhof Karton AG                                                             150        21,814
Meinl European Land Ltd.*                                                        1,730        30,606
Oesterreichische Elektrizititaetswirtschafts AG "A"                                280        98,263
OMV AG                                                                           5,540       328,984
RHI AG*                                                                            250         7,443
Telekom Austria AG                                                              11,507       228,881
Voestalpine AG                                                                     670        58,927
Wienerberger AG                                                                  2,310        91,034
                                                                                         -----------
(Cost $716,295)                                                                            1,402,215

Belgium 1.3%
Agfa Gevaert NV                                                                  2,975        71,689
Barco NV                                                                           214        16,512
Bekaert NV                                                                         369        30,179
Belgacom SA                                                                      5,418       183,693
Cofinimmo                                                                          119        18,764
Colruyt NV                                                                         515        66,971
Compagnie Maritime Belge SA                                                        830        28,859
Delhaize Group                                                                   2,152       127,301
Dexia                                                                           17,189       386,935
Electrabel SA                                                                      858       430,005
Euronav SA                                                                         830        27,233
Fortis                                                                          36,596     1,061,307
Groupe Bruxelles Lambert SA                                                      2,277       222,350
Interbrew                                                                        6,021       238,148
KBC Bankverzekeringsholding                                                      5,731       464,238
Mobistar SA                                                                        744        61,161
Omega Pharma SA                                                                    424        23,940
SA D'Ieteren NV                                                                     90        21,471
Solvay SA                                                                        2,101       244,302
UCB SA                                                                           2,752       145,265
Umicore                                                                            632        68,931
                                                                                         -----------
(Cost $2,620,627)                                                                          3,939,254

Bermuda 0.0%
Frontline Ltd.  (Cost $27,665)                                                   1,700        75,509

Denmark 0.8%
A P Moller - Maersk AS                                                              39       398,212
Bang & Olufsen AS "B"                                                              261        22,488
Carlsberg AS "B"                                                                 1,050        61,384
Coloplast AS "B"                                                                   812        49,432
Dampskibsselskabet Torm AS                                                         435        24,905
Danisco AS                                                                       1,650       111,209
Danske Bank AS                                                                  14,217       435,033
De Sammensluttede Vognmaend AS                                                     648        68,878
FLSmidth & Co. AS "B"                                                              744        20,729
GN Store Nord AS                                                                 6,554        86,553
H. Lundbeck AS                                                                   2,105        53,479
Kobenhavns Lufthavne AS                                                            143        35,766
NKT Holding AS                                                                     557        23,637
Novo Nordisk AS "B"                                                              7,811       386,194
Novozymes AS "B"                                                                 1,619        83,437
Ostasiatiske Kompagni                                                              461        34,190
TDC AS                                                                           6,249       336,138
Topdanmark AS*                                                                     740        58,874
Vestas Wind Systems AS*                                                          5,562       134,364
William Demant Holding AS*                                                         765        35,852
                                                                                         -----------
(Cost $1,209,449)                                                                          2,460,754

Finland 1.4%
Amer Group Ltd.                                                                  2,100        40,079
Cargotec Corp. "B"*                                                              1,200        36,171
Elisa Communications Oyj                                                         4,300        74,315
Fortum Oyj                                                                      13,500       270,957
Kesko Oyj                                                                        1,900        52,704
Kone Oyj "B"*                                                                    1,200        81,485
Metso Oyj                                                                        3,600        91,336
Neste Oil Oyj*                                                                   3,875       143,580
Nokia Oyj                                                                      132,850     2,225,740
Nokian Renkaat Oyj                                                               3,100        73,434
Orion Oyj "B"                                                                    2,200        49,048
Outokumpu Oyj                                                                    3,200        42,690
Pohjola Group PLC                                                                1,500        24,067
Rautaruukki Oyj                                                                  2,400        53,910
Sampo Oyj "A"                                                                   12,700       201,478
Stora Enso Oyj "R"                                                              19,000       261,234
TietoEnator Oyj                                                                  2,860        96,072
UPM-Kymmene Oyj                                                                 15,700       314,170
Uponor Oyj                                                                       1,800        41,644
Wartsila Oyj                                                                     1,800        57,328
YIT-Yhtyma Oyj                                                                   2,100        89,093
                                                                                         -----------
(Cost $3,206,816)                                                                          4,320,535

France 8.7%
Accor SA                                                                         5,947       300,334
Air France                                                                       3,869        64,681
Alcatel SA*                                                                     36,772       489,674
Alstom*                                                                          3,197       151,771
Atos Origin SA*                                                                  1,845       130,495
Autoroutes du Sud de la France                                                   1,979       114,523
Axa                                                                             42,969     1,179,509
BNP Paribas SA                                                                  23,804     1,809,508
Bouygues SA                                                                      6,041       280,759
Business Objects SA*                                                             1,527        52,396
CapGemini SA*                                                                    4,140       161,112
Carrefour SA                                                                    16,722       769,326
Casino Guichard-Perrachon SA                                                       945        67,009
CNP Assurances                                                                     777        52,108
Compagnie de Saint-Gobain                                                        9,097       523,264
Compagnie Generale des Etablissements Michelin "B"                               4,250       249,672
Credit Agricole SA                                                              17,507       513,395
Dassault Systemes SA                                                             1,982       102,429
Essilor International SA                                                         3,073       254,467
France Telecom SA                                                               50,106     1,438,050
Gecina SA                                                                          171        20,141
Groupe Danone                                                                    7,050       759,608
Hermes International                                                               203        47,941
Imerys SA                                                                        1,152        85,495
Klepierre                                                                          490        49,174
L' Air Liquide SA                                                                3,228       593,574
L'Oreal SA                                                                       8,788       680,711
Lafarge SA                                                                       5,176       455,361
Lagardere S.C.A                                                                  3,858       273,799
LVMH Moet- Hennessy Louis Vuitton SA                                             7,262       598,729
Neopost SA                                                                         859        83,262
PagesJaunes SA                                                                   3,445        93,986
Pernod Ricard SA                                                                 2,086       368,287
Pinault-Printemps-Redoute SA                                                     2,134       223,902
PSA Peugeot Citroen                                                              5,004       339,794
Publicis Groupe                                                                  3,900       124,117
Renault SA                                                                       5,609       531,204
Sagem SA                                                                         5,904       127,439
Sanofi-Aventis                                                                  31,379     2,592,757
Schneider Electric SA                                                            6,705       529,437
SCOR                                                                            15,577        31,826
Societe BIC SA                                                                   1,073        63,473
Societe des Autoroutes du Nord et de l'Est de la France*                           451        28,159
Societe des Autoroutes Paris-Rhin-Rhone                                            839        56,417
Societe Generale                                                                10,287     1,173,907
Societe Television Francaise 1                                                   3,454        91,617
Sodexho Alliance SA                                                              2,348        88,637
Suez SA                                                                         27,377       791,318
Technip SA                                                                       2,450       144,989
Thales SA                                                                        2,114        98,148
Thomson SA                                                                       7,747       161,076
Total SA                                                                        16,942     4,624,150
Total SA VVPR Strip*                                                               972             0
Unibail                                                                          1,467       212,984
Valeo SA                                                                         2,050        85,198
Veolia Environnement                                                             9,036       381,291
Vinci SA                                                                         4,625       398,270
Vivendi Universal SA                                                            31,799     1,037,990
Zodiac SA                                                                          882        52,048
                                                                                         -----------
(Cost $17,965,111)                                                                        26,804,698

Germany 6.2%
Adidas-Salomon AG                                                                1,369       237,882
Allianz AG (Registered)                                                         10,949     1,478,288
Altana AG                                                                        2,010       112,524
BASF AG                                                                         16,087     1,208,384
Bayer AG                                                                        19,873       728,234
Bayerische Hypo-und Vereinsbank AG* (a)                                         13,817       389,243
Bayerische Hypo-und Vereinsbank AG* (a)                                          3,122        87,088
Beiersdorf AG                                                                      650        74,605
Celesio AG                                                                       1,138        99,637
Commerzbank AG                                                                  14,753       402,491
Continental AG                                                                   4,033       331,054
DaimlerChrysler AG                                                              27,235     1,444,807
Deutsche Bank AG (Registered) (b)                                               14,691     1,374,019
Deutsche Boerse AG                                                               3,100       296,196
Deutsche Lufthansa AG (Registered)                                               6,416        85,053
Deutsche Post AG                                                                18,270       427,299
Deutsche Telekom AG (Registered)                                                81,235     1,478,152
Douglas Holdings  AG                                                               650        24,686
E.ON AG                                                                         18,650     1,713,140
Epcos AG                                                                         1,350        17,636
Fresenius Medical Care AG                                                        1,066        97,049
HeidelbergCement AG VVPR Strip*                                                    104             0
Heidelberger Druckmaschinen AG                                                   1,322        45,298
Hochtief AG                                                                      1,606        71,706
Hypo Real Estate Holding AG                                                      3,920       198,155
Infineon Technologies AG*                                                       20,584       202,364
IVG Immobilien AG                                                                1,687        34,671
KarstadtQuelle AG                                                                2,059        27,864
Linde AG                                                                         2,435       179,395
MAN AG                                                                           4,393       225,339
Merck KGaA                                                                       1,544       129,951
Metro AG                                                                         4,583       225,666
MLP AG                                                                           1,150        24,035
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)                       5,468       624,313
Premiere AG*                                                                     1,166        32,750
Puma AG                                                                            455       123,460
RWE AG                                                                          12,720       841,578
SAP AG                                                                           6,643     1,148,083
Schering AG                                                                      5,094       322,029
Siemens AG                                                                      23,876     1,839,372
Suedzucker AG                                                                    1,245        28,235
ThyssenKrupp AG                                                                 10,961       228,823
TUI AG                                                                           6,170       131,397
Volkswagen AG                                                                    6,675       410,744
Wincor Nixdorf AG                                                                  421        40,478
                                                                                         -----------
(Cost $13,947,126)                                                                        19,243,173

Greece 0.6%
Alpha Bank AE                                                                    8,914       251,762
Coca-Cola Hellenic Bottling Co. SA                                               3,920       113,824
Cosmote Mobile Telelcommunications SA                                            3,670        72,337
EFG Eurobank Ergasias                                                            6,600       203,540
Emporiki Bank of Greece                                                          1,860        54,321
Germanos SA                                                                      1,260        20,292
Hellenic Petroleum SA                                                            2,970        45,904
Hellenic Technodomiki SA                                                         2,280        12,002
Hellenic Telecommunications Organization SA                                      8,800       175,355
Intracom SA                                                                      2,190        15,266
National Bank of Greece SA                                                       8,181       325,057
OPAP SA                                                                          8,499       263,535
Piraeus Bank SA                                                                  4,650        97,353
Public Power Corp. (PPC)                                                         3,486        76,503
Titan Cement Co.                                                                 2,230        73,971
Viohalco, Hellenic Copper and Aluminum Industry SA                               3,290        22,538
                                                                                         -----------
(Cost $1,214,512)                                                                          1,823,560

Hong Kong 1.7%
ASM Pacific Technology Ltd.                                                      5,000        24,203
Bank of East Asia Ltd.                                                          42,971       125,744
BOC Hong Kong Holdings Ltd.                                                    123,000       246,560
Cathay Pacific Airways Ltd.                                                     35,000        62,263
Cheung Kong (Holdings) Ltd.                                                     46,000       519,456
Cheung Kong Infrastrucure Holdings Ltd.                                         10,000        33,388
CLP Holdings Ltd.                                                               55,600       331,134
Esprit Holdings Ltd.                                                            30,815       230,397
Giordano International Ltd.                                                     26,000        17,931
Hang Lung Properties Ltd.                                                       63,000        99,892
Hang Seng Bank Ltd.                                                             23,600       317,005
Henderson Land Development Co., Ltd.                                            25,000       124,882
Hong Kong & China Gas Co., Ltd.                                                121,887       251,399
Hong Kong Electric Holding Ltd.                                                 45,000       222,466
Hong Kong Exchanges & Clearing Ltd.                                             36,000       123,444
Hopewell Holdings Ltd.                                                          21,000        55,631
Hutchison Telecommunications International Ltd.*                                30,000        43,507
Hutchison Whampoa Ltd.                                                          67,100       694,584
Hysan Development Co.                                                           13,660        34,250
Johnson Electric Holdings Ltd.                                                  36,000        34,574
Kerry Properties Ltd.                                                           11,156        28,619
Kingboard Chemical Holdings Ltd.                                                 8,900        22,200
Li & Fung Ltd.                                                                  55,000       127,266
MTR Corp., Ltd.                                                                 48,801       101,599
New World Development Co., Ltd.                                                 65,350        85,927
Orient Overseas International Ltd.                                               4,400        16,421
PCCW Ltd.                                                                      119,443        77,757
SCMP Group Ltd.                                                                 27,200        10,081
Shangri-La Asia Ltd.                                                            36,499        59,049
Sino Land Co., Ltd.                                                             32,301        39,141
Sun Hung Kai Properties Ltd. (REIT)                                             41,297       427,219
Swire Pacific Ltd. "A"                                                          31,000       285,529
Techtronic Industries Co., Ltd.                                                 30,000        76,379
Television Broadcasts Ltd.                                                       9,000        54,007
Wharf Holdings Ltd.                                                             39,102       153,235
Wing Hang Bank Ltd.                                                              4,000        29,598
Yue Yuen Industrial (Holdings) Ltd.                                             18,000        49,424
                                                                                         -----------
(Cost $3,866,349)                                                                          5,236,161

Ireland 0.8%
Allied Irish Banks PLC                                                          28,026       596,190
Bank of Ireland PLC (a)                                                         25,404       399,966
Bank of Ireland PLC (a)                                                          5,856        92,550
C&C Group PLC                                                                    8,628        51,640
CRH PLC                                                                         17,271       468,074
DCC PLC                                                                          2,107        42,289
Depfa Bank PLC                                                                  10,713       171,887
Eircom Group PLC                                                                12,232        28,814
Elan Corp. PLC*                                                                 12,546       113,088
Fyffes PLC                                                                       7,415        22,636
Grafton Group PLC*                                                               6,932        69,982
Greencore Group PLC                                                              4,282        18,578
IAWS Group PLC                                                                   3,475        50,326
Independent News & Media PLC                                                    19,065        55,679
Irish Life & Permanent PLC                                                       8,993       163,745
Kerry Group PLC                                                                  4,249        99,325
Kingspan Group PLC                                                               2,310        29,706
Paddy Power PLC                                                                  1,301        22,907
Ryanair Holdings PLC*                                                            5,147        42,064
Waterford Wedgwood PLC (Unit)*                                                   5,002           385
                                                                                         -----------
(Cost $2,167,934)                                                                          2,539,831

Italy 3.7%
Alleanza Assicurazioni SpA                                                      13,544       167,174
Assicurazioni Generali SpA                                                      28,671       904,184
Autogrill SpA                                                                    3,093        43,641
Autostrade SpA                                                                   8,564       220,160
Banca Antonventeta SpA                                                           3,070        96,633
Banca Fideuram SpA                                                               8,881        50,860
Banca Intesa SpA                                                               100,402       467,891
Banca Intesa SpA (RCN)                                                          28,797       125,287
Banca Monte dei Paschi di Siena SpA                                             34,695       153,866
Banca Nazionale del Lavoro SpA*                                                 36,581       117,386
Banca Popolare di Milano                                                        10,530       107,888
Banche Popolari Unite                                                           10,297       209,021
Banco Popolari di Verona e Novara                                               11,702       220,665
Benetton Group SpA                                                               1,610        17,260
Bulgari SpA                                                                      3,349        37,674
Capitalia SpA                                                                   44,339       242,464
Edison SpA*                                                                     20,735        46,227
Enel SpA                                                                       129,400     1,115,074
Eni SpA                                                                         77,981     2,315,856
Fiat SpA*                                                                       16,330       146,019
Fineco SpA                                                                       2,988        27,131
Finmeccanica SpA                                                                 9,442       187,353
Gruppo Editoriale L'Espresso SpA                                                 2,322        13,137
Italcementi SpA                                                                  2,001        31,312
Lottomatica SpA                                                                    657        24,904
Luxottica Group SpA                                                              4,644       115,423
Mediaset SpA                                                                    24,772       293,107
Mediobanca SpA                                                                  15,211       299,265
Mediolanum SpA                                                                   6,085        41,722
Mondadori (Arnoldo) Editore SpA                                                  3,666        36,724
Pirelli & C. Accomandita per Azioni                                             84,527        89,652
Riunione Adriatica di Sicurta SpA                                                9,613       218,821
San Paolo IMI SpA                                                               33,146       514,688
SeatPagine Gialle SpA                                                          129,754        63,937
Snam Rete Gas SpA                                                               29,235       170,410
Telecom Italia Media SpA*                                                       43,490        28,486
Telecom Italia SpA                                                             320,427     1,041,709
Telecom Italia SpA (Saving Shares)                                             184,284       512,730
Terna SpA                                                                       33,898        87,388
Tiscali SpA*                                                                     2,936        10,180
UniCredito Italiano SpA                                                        132,465       746,662
                                                                                         -----------
(Cost $7,548,104)                                                                         11,359,971

Japan 22.9%
ACOM Co., Ltd.                                                                   2,300       166,949
Aderans Co., Ltd.                                                                  500        13,654
Advantest Corp.                                                                  2,600       201,550
Aeon Co., Ltd.                                                                  20,200       405,708
AEON Credit Services Co., Ltd.                                                   1,130        82,122
Aiful Corp.                                                                      2,100       175,925
Aisin Seiki Co., Ltd.                                                            6,000       170,190
Ajinomoto Co., Inc.                                                             18,000       189,323
All Nippon Airways Co., Ltd.                                                    13,000        40,310
Alps Electric Co., Ltd.                                                          6,000        97,410
Amada Co., Ltd.                                                                 12,000        95,666
Aoyama Trading Co., Ltd.                                                         2,200        62,016
Asahi Breweries Ltd.                                                            12,000       151,903
Asahi Glass Co., Ltd.                                                           31,000       325,238
Asahi Kasei Corp.                                                               39,000       213,002
Asatsu, Inc.                                                                     1,100        34,302
Astellas Pharma, Inc.                                                           16,400       616,878
Autobacs Seven Co., Ltd.                                                         1,100        42,926
Bank of Yokohama Ltd.                                                           37,000       281,933
Benesse Corp.                                                                    1,900        71,468
Bridgestone Corp.                                                               20,000       428,118
Canon Sales Co., Inc.                                                            2,000        41,050
Canon, Inc.                                                                     23,000     1,241,984
Casio Computer Co., Ltd.                                                         7,000       101,683
Central Glass Co., Ltd.                                                          3,000        17,230
Central Japan Railway Co.                                                           48       373,784
Chiyoda Corp.                                                                    4,000        73,643
Chubu Electric Power Co., Inc.                                                  18,200       444,098
Chugai Pharmaceutical Co., Ltd.                                                  8,000       152,572
Citizen Watch Co., Ltd.                                                          8,000        65,187
COMSYS Holdings Corp.                                                            3,000        34,725
Credit Saison Co., Ltd.                                                          5,400       236,892
CSK Corp.                                                                        2,400       105,708
Dai Nippon Printing Co., Ltd.                                                   19,000       306,290
Daicel Chemical Industries Ltd.                                                  6,000        38,848
Daido Steel Co., Ltd.                                                            8,000        51,445
Daiichi Sankyo Co., Ltd.*                                                       20,272       415,190
Daikin Industries Ltd.                                                           8,000       214,235
Daimaru, Inc.                                                                    8,000        94,151
Dainippon Ink & Chemical, Inc.                                                  21,000        69,001
Dainippon Screen Manufacturing Co., Ltd.                                         5,000        32,637
Daito Trust Construction Co., Ltd.                                               2,900       126,964
Daiwa House Industry Co., Ltd.                                                  16,000       209,302
Daiwa Securities Group, Inc.                                                    41,000       320,358
Denki Kagaku Kogyo Kabushiki Kaisha                                             17,000        61,249
Denso Corp.                                                                     16,700       483,994
DENTSU, Inc.                                                                        59       167,354
Dowa Mining Co., Ltd.                                                           10,000        83,862
E*Trade Securities Co., Ltd.                                                        10        43,957
East Japan Railway Co.                                                             104       593,658
Ebara Corp.                                                                      8,000        34,038
Eisai Co., Ltd.                                                                  8,000       341,790
Electric Power Development Co., Ltd.                                             4,600       153,576
FamilyMart Co., Ltd.                                                             2,300        69,089
FANUC Ltd.                                                                       5,500       444,767
Fast Retailing Co., Ltd.                                                         1,800       136,522
Fuji Electric Holdings Co., Ltd.                                                13,000        51,762
Fuji Photo Film Co., Ltd.                                                       15,000       494,186
Fuji Television Network, Inc.                                                       12        26,850
Fujikura Ltd.                                                                   11,000        67,442
Fujitsu Ltd.                                                                    56,000       368,992
Hankyu Department Stores, Inc.                                                   2,000        15,768
Hikari Tsushin, Inc.                                                               500        31,712
Hino Motors Ltd.                                                                 6,000        40,698
Hirose Electric Co., Ltd.                                                        1,000       116,543
Hitachi Chemical Co., Ltd.                                                       3,900        81,422
Hitachi Construction Machinery Co., Ltd.                                         2,000        38,231
Hitachi Ltd.                                                                    99,000       627,035
Hitachi Software Engineering Co., Ltd.                                             300         4,812
Hokkaido Electric Power Co., Inc.                                                4,800       102,114
Hokugin Financial Group, Inc.                                                   31,000       116,878
Honda Motor Co., Ltd.                                                           24,100     1,362,949
House Food Corp.                                                                 3,000        45,692
Hoya Corp.                                                                      13,600       451,656
IBIDEN Co., Ltd.                                                                 3,000       125,000
Inpex Corp.                                                                         10        77,607
Isetan Co., Ltd.                                                                 6,000        95,560
Ishikawajima - Harima Heavy Industries Co., Ltd.*                               35,000        70,604
ITO EN, Ltd.                                                                     1,100        51,454
Itochu Corp.                                                                    48,000       330,233
Itochu Techno-Science Corp.                                                        600        20,983
JAFCO Co., Ltd.                                                                    600        39,271
Japan Airlines Corp.                                                            19,000        50,379
Japan Real Estate Investment Corp. (REIT)                                           11        88,663
Japan Retail Fund Investment Corp. (REIT)                                            9        72,622
Japan Tobacco, Inc.                                                                 27       425,740
JFE Holdings, Inc.                                                              17,225       559,904
JGC Corp.                                                                        7,000       127,951
JSR Corp.                                                                        6,000       124,736
Kajima Corp.                                                                    30,000       142,706
Kamigumi Co., Ltd.                                                               6,000        47,833
Kaneka Corp.                                                                    10,000       130,462
Kansai Electric Power Co., Inc.                                                 23,700       522,978
Kansai Paint Co., Ltd.                                                           3,000        18,843
Kao Corp.                                                                       16,000       393,939
Katokichi Co., Ltd.                                                              3,300        21,599
Kawasaki Heavy Industries Ltd.                                                  43,000       108,712
Kawasaki Kisen Kaisha Ltd.                                                      13,000        93,790
KDDI Corp.                                                                          79       445,384
Keihin Electric Express Railway Co., Ltd.                                       12,000        75,370
Keio Electric Railway Co., Ltd.                                                 16,000        88,231
Keyence Corp.                                                                    1,070       269,008
Kikkoman Corp.                                                                   6,000        57,611
Kinden Corp.                                                                     6,000        51,797
Kinki Nippon Railway Co., Ltd.                                                  50,900       172,178
Kirin Brewery Co., Ltd.                                                         25,000       275,282
Kobe Steel Ltd.                                                                 86,000       261,364
Kokuyo Corp.                                                                     3,000        41,438
Komatsu Ltd.                                                                    28,000       381,325
Komori Corp.                                                                     2,000        35,588
Konami Co., Ltd.                                                                 3,200        72,023
Konica Minolta Holdings, Inc.                                                   15,000       136,364
Koyo Seiko Co., Ltd.                                                             4,000        60,324
Kubota Corp.                                                                    35,000       242,336
Kuraray Co., Ltd.                                                               12,000       106,343
Kuraya Sanseido, Inc.                                                            5,100        81,316
Kurita Water Industries                                                          3,000        54,440
Kyocera Corp.                                                                    5,000       347,956
Kyowa Hakko Kogyo Co., Ltd.                                                     10,000        77,607
Kyushu Electric Power Co.                                                       11,700       260,241
Lawson, Inc.                                                                     1,900        71,635
Leopalace21 Corp.                                                                4,000        96,547
Mabuchi Motor Co., Ltd.                                                            700        34,531
Makita Corp.                                                                     3,000        60,782
Marubeni Corp.                                                                  42,000       195,349
Marui Co., Ltd.                                                                 10,000       168,869
Matsumotokiyoshi Co., Ltd.                                                         500        16,253
Matsushita Electric Industrial Co., Ltd.                                        63,614     1,077,605
Matsushita Electric Works Ltd.                                                  12,000       119,239
Meiji Dairies Corp.                                                              8,000        43,975
Meiji Seika Kaisha Ltd.                                                         12,000        62,262
Meitec Corp.                                                                     1,100        35,174
Millea Holdings, Inc.                                                               45       721,459
Minebea Co., Ltd.                                                                8,000        32,981
Mitsubishi Chemical Corp.                                                       78,000       261,786
Mitsubishi Corp.                                                                36,000       710,359
Mitsubishi Electric Corp.                                                       60,000       384,250
Mitsubishi Estate Co., Ltd.                                                     35,000       480,356
Mitsubishi Gas & Chemical Co.                                                   10,000        66,772
Mitsubishi Heavy Industries Ltd.                                                97,000       343,499
Mitsubishi Logistics Corp.                                                       3,000        35,386
Mitsubishi Materials Corp.                                                      34,000       120,102
Mitsubishi Rayon Co., Ltd.                                                      17,000        76,075
Mitsubishi Securities Co., Ltd.                                                  7,000        78,189
Mitsubishi Tokyo Financial Group, Inc.                                             152     1,995,067
Mitsui & Co., Ltd.                                                              43,000       538,258
Mitsui Chemicals, Inc.                                                          20,000       118,041
Mitsui Engineering & Shipbuilding Co., Ltd.                                     14,000        33,298
Mitsui Fudosan Co., Ltd.                                                        25,000       375,925
Mitsui Mining & Smelting Co., Ltd.                                              19,000       110,298
Mitsui O.S.K. Lines Ltd.                                                        33,000       263,663
Mitsui Sumitomo Insurance Co., Ltd.                                             37,260       431,287
Mitsui Trust Holdings, Inc.                                                     17,100       236,797
Mitsukoshi Ltd.                                                                 15,000        72,542
Mitsumi Electric Co., Ltd.                                                         900         9,133
Mizuho Financial Group, Inc.                                                       259     1,647,269
Murata Manufacturing Co., Ltd.                                                   6,500       362,447
Namco Bandai Holdings, Inc.*                                                     5,350        89,072
NEC Corp.                                                                       58,000       314,218
NEC Electronics Corp.                                                            1,000        33,298
Net One Systems Co., Ltd.                                                           18        35,359
NGK Insulators Ltd.                                                              9,000       114,403
NGK Spark Plug Co., Ltd.                                                         6,000        86,945
Nichii Gakkan Co.                                                                  300         7,320
Nichirei Corp.                                                                   9,000        36,945
Nidec Corp.                                                                      3,400       202,167
Nikko Cordial Corp.                                                             25,000       289,156
Nikon Corp.                                                                      9,000       113,531
Nintendo Co., Ltd.                                                               3,100       361,557
Nippon Building Fund, Inc.                                                          12       102,431
Nippon Electric Glass Co., Ltd.                                                  6,000       108,087
Nippon Express Co., Ltd.                                                        29,000       143,059
Nippon Meat Packers, Inc.                                                        5,000        54,087
Nippon Mining Holdings, Inc.                                                    26,000       206,131
Nippon Oil Co., Ltd.                                                            40,000       354,123
Nippon Sheet Glass Co., Ltd.                                                    10,000        45,014
Nippon Steel Corp.                                                             187,000       701,744
Nippon Telegraph & Telephone Corp.                                                 160       786,469
Nippon Unipac Holdings                                                              32       115,856
Nippon Yusen Kabushiki Kaisha                                                   34,000       227,925
Nishi-Nippon City Bank Ltd.                                                     12,000        59,514
Nishimatsu Construction Co., Ltd.                                                5,000        20,921
Nissan Chemical Industries, Ltd.                                                 3,000        37,606
Nissan Motor Co., Ltd.                                                          70,000       799,154
Nisshin Seifun Group, Inc.                                                       6,600        64,128
Nisshin Steel Co., Ltd.                                                         29,000       100,141
Nisshinbo Industries                                                             2,000        17,336
Nissin Food Products Co., Ltd.                                                   2,800        72,886
Nitto Denko Corp.                                                                5,100       287,077
NOK Corp.                                                                        3,300        98,256
Nomura Holdings, Inc.                                                           54,000       837,685
Nomura Real Estate Office Fund, Inc. (REIT)                                          3        22,093
Nomura Research Institute Ltd.                                                     800        92,319
NSK Ltd.                                                                        16,000        88,231
NTN Corp.                                                                       15,000        89,720
NTT Data Corp.                                                                      42       162,051
NTT DoCoMo, Inc.                                                                   521       927,079
Obayashi Corp.                                                                  19,000       131,219
Obic Co., Ltd.                                                                     200        34,003
Odakyu Electric Railway Co., Ltd.                                               23,000       125,211
Oji Paper Co., Ltd.                                                             27,000       147,463
Oki Electric Industry Co., Ltd.                                                 15,000        51,004
Okumura Corp.                                                                    1,000         6,122
Olympus Corp.                                                                    7,000       155,083
Omron Corp.                                                                      7,000       170,499
Onward Kashiyama Co.                                                             4,000        63,425
Oracle Corp.                                                                     1,100        48,450
Oriental Land Co., Ltd.                                                          1,900       108,624
ORIX Corp.                                                                       2,600       469,521
Osaka Gas Co.                                                                   61,000       213,328
Pioneer Corp.                                                                    5,400        76,871
Promise Co., Ltd.                                                                2,900       214,843
Q.P. Corp.                                                                       2,000        19,133
Rakuten, Inc.                                                                      145       110,870
Resona Holding, Inc.*                                                              145       374,251
Ricoh Co., Ltd.                                                                 21,000       327,986
ROHM Co., Ltd.                                                                   3,400       295,014
Ryohin Keikaku Co., Ltd.                                                           400        25,758
Sanken Electric Co., Ltd.                                                        2,000        22,956
Sankyo Co., Ltd.                                                                 1,300        68,481
Santen Pharmaceutical Co., Ltd.                                                  2,000        51,797
Sanyo Electric Co., Ltd.                                                        55,000       135,659
Sapporo Holdings Ltd.                                                            5,000        26,207
SBI Holdings, Inc.                                                                 179        74,820
Secom Co., Ltd.                                                                  6,400       307,822
Sega Sammy Holdings, Inc.                                                        4,400       173,643
Seiko Epson Corp.                                                                3,300        84,884
Seino Transportation Co.                                                         4,000        36,540
Sekisui Chemical Co., Ltd.                                                      14,000        99,771
Sekisui House Ltd.                                                              16,000       196,054
Seven & I Holdings Co., Ltd.*                                                   24,700       818,111
SFCG Co., Ltd.                                                                     130        33,554
Sharp Corp.                                                                     29,000       419,979
Shimachu Co., Ltd.                                                                 700        17,821
Shimamura Co., Ltd.                                                                700        77,572
Shimano, Inc.                                                                    2,500        67,389
Shimizu Corp.                                                                   18,000       117,812
Shin-Etsu Chemical Co., Ltd.                                                    11,900       518,895
Shinko Securities Co., Ltd.                                                     12,000        44,397
Shinsei Bank Ltd.                                                               29,000       182,655
Shionogi & Co., Ltd.                                                            11,000       149,709
Shiseido Co., Ltd.                                                              12,000       172,939
Showa Denko KK                                                                  34,000       108,721
Showa Shell Sekiyu KK                                                            5,000        68,446
Skylark Co., Ltd.                                                                2,000        29,475
SMC Corp.                                                                        1,700       226,277
Softbank Corp.                                                                   7,900       438,425
Sompo Japan Insurance, Inc.                                                     26,000       344,239
Sony Corp.                                                                      30,400       998,872
Stanley Electric Co., Ltd.                                                       4,700        71,171
Sumitomo Bakelite Co., Ltd.                                                      2,000        13,707
Sumitomo Chemical Co., Ltd.                                                     48,000       296,829
Sumitomo Corp.                                                                  34,000       358,809
Sumitomo Electric Industries Ltd.                                               23,000       309,989
Sumitomo Heavy Industries Ltd.                                                  18,000       127,643
Sumitomo Metal Industries Ltd.                                                 129,000       452,273
Sumitomo Metal Mining Co., Ltd.                                                 17,000       157,541
Sumitomo Mitsui Finance Group, Inc.                                                138     1,300,740
Sumitomo Osaka Cement Co., Ltd.                                                 12,000        38,266
Sumitomo Realty & Development Co., Ltd.                                         12,000       177,801
Sumitomo Rubber Industries Ltd.                                                  4,000        47,533
Suzuken Co., Ltd.                                                                1,900        54,898
T&D Holdings, Inc.                                                               7,050       419,820
Taiheiyo Cement Corp.                                                           29,000       108,316
Taisei Corp.                                                                    33,000       135,756
Taisho Pharmaceutical Co., Ltd.                                                  5,000        90,072
Taiyo Nippon Sanso Corp.                                                         6,000        37,474
Taiyo Yuden Co., Ltd.                                                            2,000        22,023
Takara Holdings, Inc.                                                            4,000        25,194
Takashimaya Co., Ltd.                                                            9,000       114,641
Takeda Chemical Industries Ltd.                                                 27,200     1,619,732
Takefuji Corp.                                                                   3,650       284,553
Tanabe Seiyaku Co., Ltd.                                                         6,000        60,624
TDK Corp.                                                                        3,800       270,807
Teijin Ltd.                                                                     27,000       157,452
Teikoku Oil Co., Ltd.                                                            4,000        43,164
Terumo Corp.                                                                     5,600       180,056
The 77 Bank Ltd.                                                                 8,000        58,774
The Bank of Fukuoka Ltd.                                                        17,000       122,498
The Bank of Kyoto Ltd.                                                           7,000        70,049
The Chiba Bank Ltd.                                                             21,000       170,745
The Furukawa Electric Co., Ltd.*                                                19,000        96,239
The Gunma Bank Ltd.                                                             10,000        64,130
The Joyo Bank Ltd.                                                              19,000       115,821
The Shizuoka Bank Ltd.                                                          17,000       175,062
The Sumitomo Trust & Banking Co., Ltd.                                          39,000       320,877
The Suruga Bank Ltd.                                                             6,000        66,068
THK Co., Ltd.                                                                    3,700        92,239
TIS, Inc.                                                                        1,000        20,789
Tobu Railway Co., Ltd.                                                          26,000       103,753
Toda Corp.                                                                       6,000        30,285
Toho Co., Ltd.                                                                   4,300        68,182
Tohoku Electric Power Co., Inc.                                                 13,000       289,156
Tokuyama Corp.                                                                   5,000        48,978
Tokyo Broadcasting System, Inc.                                                  1,000        23,212
Tokyo Electric Power Co.                                                        35,100       887,394
Tokyo Electron Ltd.                                                              5,200       276,216
Tokyo Gas Co., Ltd.                                                             74,000       300,511
Tokyo Steel Manufacturing Co., Ltd.                                              2,600        40,425
Tokyo Style Co., Ltd.                                                            2,000        21,177
Tokyo Tatemono Co., Ltd.                                                         5,000        40,698
Tokyu Corp.                                                                     32,000       169,697
Tokyu Land Corp.                                                                13,000        83,941
TonenGeneral Sekiyu K.K                                                         10,000       116,279
Toppan Printing Co., Ltd.                                                       18,000       189,799
Toray Industries, Inc.                                                          42,000       223,467
Toshiba Corp.                                                                   89,000       392,001
Tosoh Corp.                                                                     15,000        63,821
Tostem Inax Holding Corp.                                                        7,848       133,634
TOTO Ltd.                                                                       10,000        79,281
Toyo Seikan Kaisha Ltd.                                                          6,000        89,112
Toyo Suisan Kaisha Ltd.                                                          2,000        34,144
Toyobo Co., Ltd.                                                                20,000        49,331
Toyoda Gosei Co., Ltd.                                                             900        17,125
Toyota Industries Corp.                                                          6,400       212,544
Toyota Motor Corp.                                                              88,300     4,044,750
Toyota Tsusho Corp.                                                              5,000        90,953
Trend Micro, Inc.                                                                3,500       110,685
Ube Industries Ltd.                                                             34,000        91,649
UFJ Holdings, Inc.*                                                                119       797,736
Uni-Charm Co.                                                                    1,400        60,430
UNY Co., Ltd.                                                                    6,000        79,176
Ushio, Inc.                                                                      4,000        81,219
USS Co., Ltd.                                                                      800        56,801
Wacoal Corp.                                                                     4,000        52,889
West Japan Railway Corp.                                                            56       211,628
Yahoo Japan Corp.                                                                  252       295,243
Yakult Honsha Co., Ltd.                                                          4,000       101,304
Yamada Denki Co., Ltd.                                                           2,400       182,452
Yamaha Corp.                                                                     5,000        86,549
Yamaha Motor Co., Ltd.                                                           6,000       123,943
Yamato Transport Co., Ltd.                                                      11,000       180,814
Yamazaki Baking Co., Ltd.                                                        5,000        43,781
Yokogawa Electric Corp.                                                          7,000       109,267
ZEON Corp.                                                                       4,000        43,693
                                                                                         -----------
(Cost $54,692,942)                                                                        70,881,715

Luxembourg 0.1%
Arcelor                                                                         15,648       365,975
Stolt-Nielsen SA                                                                 1,200        47,897
                                                                                         -----------
(Cost $278,534)                                                                              413,872

Netherlands 5.6%
ABN AMRO Holding NV                                                             51,695     1,238,243
Aegon NV                                                                        41,721       619,258
Akzo Nobel NV                                                                    7,988       348,206
ASML Holding NV*                                                                14,771       242,499
Buhrmann NV                                                                      2,219        26,802
Corio NV                                                                         1,590        92,299
Euronext NV                                                                      2,583       113,682
European Aeronautic Defence & Space Co.                                          7,201       255,308
Fortis Bank Nederland (Holding) NV VVPR Strip*                                      50             0
Getronics NV                                                                     2,768        33,866
Hagemeyer NV*                                                                   10,177        29,967
Heineken NV                                                                      7,425       238,353
IHC Caland NV                                                                      806        67,227
ING Groep NV                                                                    55,068     1,640,026
James Hardie Industries NV                                                      10,043        68,546
Koninklijke (Royal) KPN NV                                                      61,606       552,347
Koninklijke (Royal) Philips Electronics NV                                      38,673     1,027,653
Koninklijke Ahold NV*                                                           33,843       255,841
Koninklijke Ahold NV (ADR)*                                                     11,830        89,790
Koninklijke DSM NV                                                               4,684       184,027
Oce NV                                                                           1,190        18,636
QIAGEN NV*                                                                       3,029        39,134
Randstad Holdings NV                                                             1,070        41,074
Reed Elsevier NV                                                                21,694       299,317
Rodamco Europe NV                                                                1,277       110,349
Royal Dutch Shell PLC "A"                                                      127,824     4,220,084
Royal Dutch Shell PLC "B"                                                       85,212     2,942,812
Royal Numico NV*                                                                 4,324       189,215
STMicroelectronics NV                                                           18,774       322,884
TNT NV                                                                          11,290       280,469
Unilever NV                                                                     16,870     1,199,278
Vedior NV                                                                        6,228        88,324
VNU NV                                                                           7,792       244,890
Wereldhave NV                                                                      498        52,760
Wolters Kluwer NV                                                                7,862       146,270
                                                                                         -----------
(Cost $13,749,080)                                                                        17,319,436

New Zealand 0.2%
Auckland International Airport Ltd.                                             33,452        52,760
Carter Holt Harvey Ltd.                                                         17,680        30,820
Contact Energy Ltd.                                                             10,746        56,495
Fisher & Paykel Appliances Holdings Ltd.                                         4,480        10,940
Fisher & Paykel Corp., Ltd.                                                     18,285        47,179
Fletcher Building Ltd.                                                          15,863        86,908
Kiwi Income Property Trust                                                      23,532        18,720
Sky City Entertainment Group Ltd.                                               11,722        39,003
Sky Network Television Ltd.*                                                     4,696        20,011
Telecom Corp. of New Zealand Ltd.                                               68,865       286,777
The Warehouse Group Ltd.                                                         3,494         9,426
Tower Ltd.*                                                                      5,324         8,507
Vector Ltd.*                                                                     3,419         7,427
                                                                                         -----------
(Cost $420,415)                                                                              674,973

Norway 0.7%
DNB NOR ASA                                                                     21,250       218,937
Norsk Hydro ASA                                                                  4,680       523,607
Norske Skogindustrier ASA                                                        3,550        52,425
Orkla ASA                                                                        6,114       231,904
Petroleum Geo-Services ASA*                                                      1,800        57,284
Prosafe ASA                                                                        900        33,656
Schibsted ASA                                                                    1,200        37,274
Smedvig ASA                                                                        900        22,048
Statoil ASA                                                                     21,550       534,511
Storebrand ASA                                                                   7,950        77,661
Tandberg ASA                                                                     3,600        48,080
Tandberg Television ASA*                                                         1,650        21,470
Telenor ASA                                                                     26,050       232,605
Tomra Systems ASA                                                                5,300        37,698
Yara International ASA                                                           6,650       120,027
                                                                                         -----------
(Cost $1,106,380)                                                                          2,249,187

Portugal 0.3%
Banco BPI SA                                                                     9,159        40,729
Banco Comercial Portugues SA                                                    60,624       168,309
Banco Espirito Santo e Comercial de Lisboa SA                                    3,035        48,477
Brisa-Auto Estrada de Portugal SA                                               11,589       100,144
CIMPOR-Cimentos de Portugal                                                      4,045        22,314
Electricidade de Portugal                                                       58,749       163,809
Jeronimo Martins, SGPS SA                                                        1,588        22,902
Portugal Telecom SGPS SA (Registered)                                           24,060       219,765
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA                 2,832        29,952
Sonae SGPS SA                                                                   24,104        41,137
                                                                                         -----------
(Cost $704,746)                                                                              857,538

Singapore 0.8%
Ascendas Real Estate Investment Trust (REIT)                                    36,750        47,565
Capitaland Ltd.                                                                 39,750        73,766
CapitaMall Trust                                                                30,300        42,082
Chartered Semiconductors Manufacturing Ltd.*                                    26,400        17,943
City Developments Ltd.                                                          17,000        93,437
ComfortDelGro Corp., Ltd.                                                       64,000        56,736
Creative Technologies Ltd.                                                       1,000         7,387
Datacraft Asia Ltd.*                                                             4,000         3,860
DBS Group Holdings Ltd.                                                         37,513       350,288
Fraser And Neave Ltd.                                                            6,860        69,733
Haw Par Corp., Ltd.                                                              4,245        13,046
Jardine Cycle & Carriage Ltd.                                                    5,774        37,878
Keppel Corp.                                                                    18,750       140,732
Keppel Land Ltd.                                                                 1,000         2,187
Neptune Orient Lines Ltd.                                                       26,000        47,327
Oversea-Chinese Banking Corp., Ltd.                                             80,009       295,532
Overseas Union Enterprises                                                       3,000        16,932
Parkway Holdings Ltd.                                                            9,000        11,489
SembCorp Industries Ltd.                                                        29,449        52,213
SembCorp Logistics Ltd.                                                          4,196         4,092
SembCorp Marine Ltd.                                                            19,000        33,575
Singapore Airlines Ltd.                                                         20,000       137,112
Singapore Exchange Ltd.                                                         25,000        37,233
Singapore Post Ltd.                                                             28,000        20,023
Singapore Press Holdings Ltd.                                                   56,758       154,973
Singapore Technologies Engineering Ltd.                                         44,000        66,050
Singapore Telecommunications Ltd.                                              220,580       319,388
STATS ChipPAC Ltd.*                                                             36,000        22,127
Suntec Real Estate Investment Trust (REIT)*                                     22,000        14,952
United OverSeas Bank Ltd.                                                       35,448       295,391
United Overseas Land Ltd.                                                       16,544        22,879
Venture Corp., Ltd.                                                              8,000        68,556
Wing Tai Holdings Ltd.                                                          16,333        14,576
                                                                                         -----------
(Cost $2,045,341)                                                                          2,591,060

Spain 3.7%
Abertis Infraestructuras SA                                                      6,815       198,213
Acciona SA                                                                         871        99,709
Acerinox SA                                                                      5,836        81,082
ACS, Actividades de Construccion y Servicios SA                                  7,735       225,435
Altadis SA                                                                       8,303       371,916
Antena 3 de Television SA                                                        2,684        48,645
Banco Bilbao Vizcaya Argentaria SA                                             100,773     1,767,053
Banco Popular Espanol SA                                                        27,090       330,139
Banco Santander Central Hispano SA                                             176,578     2,319,566
Cintra Concesiones de Infraestructuras de Transporte SA                          6,186        84,978
Corporacion Mapfre SA                                                            3,256        55,881
Ebro Puleva SA                                                                   2,061        36,907
Endesa SA                                                                       28,378       759,542
Fomento de Construcciones y Contratas SA                                         1,152        68,659
Gamesa Corporacion Tecnologica SA                                                1,941        29,813
Gas Natural SDG SA                                                               5,315       154,586
Grupo Ferrovial SA                                                               2,067       172,032
Iberdrola SA                                                                    24,114       673,818
Iberia Lineas Aereas de Espana SA                                               11,243        28,646
Indra Sistemas SA                                                                3,458        75,847
Industria de Diseno Textil SA                                                    7,025       206,178
Inmobiliaria Colonial SA                                                           768        46,613
Metrovacesa SA                                                                   1,613       118,738
NH Hoteles SA                                                                    1,973        30,494
Promotora de Informaciones SA (Prisa)                                            2,251        43,421
Repsol YPF SA                                                                   27,296       884,441
Sacyr Vallehermoso SA                                                            3,032        85,084
Sociedad General de Aguas de Barcelona SA "A"                                    1,673        40,596
Sogecable SA*                                                                    1,251        48,834
Telefonica Publicidad e Informacion SA                                           3,881        33,490
Telefonica SA                                                                  132,556     2,169,834
Union Fenosa SA                                                                  6,944       229,338
Zeltia SA                                                                        3,485        25,256
                                                                                         -----------
(Cost $7,010,762)                                                                         11,544,784

Sweden 2.4%
Alfa Laval AB                                                                      900        16,365
Assa Abloy AB "B"                                                               10,000       141,215
Atlas Copco AB "A"                                                              11,913       230,451
Atlas Copco AB "B"                                                               7,926       136,970
Axfood AB                                                                          500        12,380
Billerud AB                                                                      1,000        12,767
Capio AB*                                                                        2,100        41,436
Castellum AB                                                                       700        25,818
Electrolux AB                                                                    9,985       233,717
Eniro AB                                                                         6,200        72,361
Fabege AB                                                                        2,895        51,522
Gambro AB "A"                                                                    6,300        95,465
Gambro AB "B"                                                                    3,600        54,319
Getinge AB "B"                                                                   6,000        82,794
Hennes & Mauritz AB "B"                                                         15,150       540,224
Hoganas AB "B"                                                                     600        14,083
Holmen AB "B"                                                                    1,900        59,542
Lundin Petroleum AB*                                                             3,500        44,234
Modern Times Group AB "B"*                                                       1,200        45,189
Nordea Bank AB                                                                  69,114       690,770
OM Hex AB*                                                                       3,100        38,280
Sandvik AB                                                                       6,500       323,150
SAS AB*                                                                          1,500        15,959
Scania AB "B"                                                                    3,000       108,329
Securitas AB "B"                                                                10,700       165,589
Skandia Forsakrings AB                                                          34,000       177,144
Skandinaviska Enskilda Banken AB "A"                                            15,860       290,441
Skanska AB "B"                                                                  11,800       174,242
SKF AB "B"                                                                      12,400       161,514
SSAB Svenskt Stal AB "A"                                                         2,250        68,044
SSAB Svenskt Stal AB "B"                                                            90         2,582
Svenska Cellulosa AB "B"                                                         6,466       226,397
Svenska Handelsbanken AB "A"                                                    16,000       370,382
Swedish Match AB                                                                11,165       133,188
Tele2 AB "B"                                                                     9,900       100,862
Telefonaktiebolaget LM Ericsson "B"                                            469,600     1,713,880
TeliSonera AB (a)                                                               61,851       293,535
TeliSonera AB (a)                                                                1,600         7,596
Trelleborg AB "B"                                                                2,300        38,412
Volvo AB "A"                                                                     3,310       139,586
Volvo AB "B"                                                                     6,880       299,453
Wihlborgs Fastigheter AB*                                                          579        13,553
WM-Data AB "B"                                                                   7,800        21,024
                                                                                         -----------
(Cost $4,231,471)                                                                          7,484,764

Switzerland 6.7%
ABB Ltd.*                                                                        7,601        55,629
ABB Ltd. (Registered)*                                                          55,306       404,152
Adecco SA (Registered)                                                           4,281       195,440
Ciba Specialty Chemicals AG (Registered)                                         2,453       144,673
Clariant AG (Registered)                                                         6,750        96,984
Compagnie Financiere Richemont AG "A" (Bearer)                                  15,940       631,049
Credit Suisse Group                                                             39,041     1,728,052
Geberit AG (Registered)                                                            156       113,516
Givaudan SA                                                                        222       142,164
Holcim Ltd. (Registered)                                                         5,790       384,420
Kudelski SA (Bearer)                                                             1,000        39,435
Kuoni Reisen AG (Registered) "B"                                                    46        18,442
Logitech International SA (Registered)*                                          2,200        88,965
Lonza Group AG (Registered)                                                      1,150        67,869
Micronas Semiconductor Holdings AG (Foreign Registered)*                           690        29,475
Nestle SA (Registered)                                                          12,783     3,742,426
Nobel Biocare Holding AG                                                           100        23,304
Nobel Biocare Holding AG (Bearer)                                                  700       164,922
Novartis AG (Registered)                                                        74,782     3,792,390
Phonak Holding AG (Registered)                                                     709        30,369
PSP Swiss Property AG*                                                             770        38,662
Rieter Holdings AG                                                                  73        21,358
Roche Holding AG (Genusschein)                                                  22,270     3,093,079
Schindler Holding AG                                                               104        40,409
Serono SA (Bearer)                                                                 200       131,474
SGS Holdings SA (Registered)                                                       125        96,414
SIG Holding AG (Registered)                                                        110        28,019
Straumann SA (Registered)                                                          150        40,178
Sulzer AG (Registered)                                                             105        53,208
Swatch Group AG (Bearer)                                                         1,144       157,565
Swatch Group AG (Registered)                                                     1,800        50,890
Swiss Re (Registered)                                                           10,280       674,984
Swisscom AG (Registered)                                                           753       246,046
Syngenta AG (Registered)*                                                        3,464       362,575
Synthes, Inc.                                                                    1,526       178,468
UBS AG (Registered)                                                             33,913     2,881,642
Unaxis Holding AG (Registered)                                                     276        36,521
Valora Holding AG (Registered)                                                      90        16,755
Zurich Financial Services AG (Registered)*                                       4,654       792,713
                                                                                         -----------
(Cost $13,727,022)                                                                        20,834,636

United Kingdom 22.4%
3i Group PLC                                                                    17,848       246,805
Aegis Group PLC                                                                 28,210        69,659
Alliance Unichem PLC                                                             8,689       132,797
AMEC PLC                                                                         7,045        45,230
Amvescap PLC                                                                    26,246       170,357
Anglo American Capital PLC                                                      43,791     1,305,331
ARM Holdings PLC                                                                38,181        79,129
Arriva PLC                                                                       5,966        61,822
Associated British Ports Holdings PLC                                           11,865       109,922
AstraZeneca Group PLC                                                            6,372       296,653
AstraZeneca PLC                                                                 44,027     2,046,203
Aviva PLC                                                                       74,844       821,761
BAA PLC                                                                         33,050       363,752
BAE Systems PLC                                                                 99,058       600,158
Balfour Beatty PLC                                                              14,325        82,748
Barclays PLC                                                                   199,157     2,012,794
Barratt Developments PLC                                                         8,077       107,630
BBA Group PLC                                                                   16,408        85,881
Bellway PLC                                                                      2,380        36,752
Berkeley Group Holdings PLC                                                      4,489        68,805
BG Group PLC                                                                   109,113     1,035,399
BHP Billiton PLC                                                                77,614     1,253,963
BOC Group PLC                                                                   16,150       328,436
Boots Group PLC                                                                 23,046       247,346
Bovis Homes Group PLC                                                            2,635        28,443
BP PLC                                                                         658,143     7,818,204
BPB PLC                                                                         16,497       214,157
Brambles Industries PLC                                                         24,199       148,641
Britannic Group PLC                                                              4,709        51,246
British Airways PLC*                                                            19,365        99,992
British America Tobacco PLC                                                     49,523     1,040,322
British Land PLC                                                                17,366       288,076
British Sky Broadcasting Group PLC                                              39,348       388,998
Brixton PLC                                                                      6,007        41,348
BT Group PLC                                                                   264,689     1,037,592
Bunzl PLC                                                                       11,331       113,518
Cable & Wireless PLC                                                            65,846       166,079
Cadbury Schweppes PLC                                                           64,555       651,291
Capita Group Plc                                                                20,424       135,720
Carnival PLC                                                                     5,508       284,747
Cattles PLC                                                                      8,499        44,972
Centrica PLC                                                                   115,319       500,363
Close Brothers Group PLC                                                         2,533        37,149
Cobham PLC                                                                      39,770       111,006
Compass Group PLC*                                                              71,857       261,404
Cookson Group PLC*                                                               3,667        21,344
Corus Group PLC*                                                               108,255        98,334
Daily Mail & General Trust "A"                                                   8,137        94,723
Davis Service Group PLC                                                          3,602        30,397
De Lau Rue PLC                                                                   2,619        17,738
Diageo PLC                                                                      92,759     1,333,407
Dixons Group PLC                                                                64,513       171,251
Electrocomponents PLC                                                           16,012        68,699
EMAP PLC                                                                         8,525       123,749
EMI Group PLC                                                                   27,224       116,443
Enterprise Inns PLC                                                             12,554       186,553
Exel PLC                                                                         9,917       214,622
First Choice Holidays PLC                                                        9,855        36,807
FirstGroup PLC                                                                  10,787        62,786
FKI PLC                                                                         16,691        32,825
Friends Provident PLC                                                           55,115       181,786
Gallaher Group PLC                                                              19,973       310,010
George Wimpey PLC                                                                9,766        73,724
GKN PLC                                                                         24,082       125,197
GlaxoSmithKline PLC                                                            181,989     4,628,705
Great Portland Estates PLC                                                         245         1,678
Group 4 Securicor PLC                                                           38,300       102,175
GUS PLC                                                                         30,969       466,754
Hammerson PLC                                                                    9,213       151,368
Hanson PLC                                                                      21,281       220,896
Hays PLC                                                                        56,416       122,144
HBOS PLC                                                                       121,143     1,823,690
Hilton Group PLC                                                                48,951       271,538
HMV Group PLC                                                                    8,717        31,711
HSBC Holdings PLC                                                              349,173     5,647,537
ICAP PLC                                                                        12,399        80,042
IMI PLC                                                                         13,516       102,271
Imperial Chemical Industries PLC                                                38,797       204,777
Imperial Tobacco Group PLC                                                      22,473       643,719
Inchcape PLC                                                                     1,957        75,559
InterContinental Hotels Group PLC                                               14,085       178,125
Intertek Group PLC                                                               5,316        64,087
Invensys PLC*                                                                  153,281        39,202
iSOFT Group PLC                                                                  4,900        37,336
ITV PLC                                                                        124,062       247,267
J Sainsbury PLC                                                                 42,471       209,374
Johnson Mathey PLC                                                               6,101       127,302
Kelda Group PLC                                                                 10,023       124,192
Kesa Electricals PLC                                                            14,930        67,216
Kingfisher PLC                                                                  75,367       287,134
Land Securities Group PLC                                                       14,663       382,508
Legal & General Group PLC                                                      207,563       415,523
Liberty International PLC                                                        8,450       148,296
Lloyds TSB Group PLC                                                           172,678     1,422,339
LogicaCMG PLC                                                                   21,951        68,142
London Stock Exchange PLC                                                        6,643        66,786
Man Group PLC                                                                    9,682       282,797
Marconi Corp. PLC*                                                               6,676        37,445
Marks & Spencer Group PLC                                                       54,595       360,864
Meggitt PLC                                                                     10,072        57,603
MFI Furniture Group PLC                                                         10,649        20,426
Misys PLC                                                                       15,595        55,563
Mitchells & Butlers PLC                                                         14,424        92,923
National Express Group PLC                                                       3,467        51,367
National Grid PLC*                                                              84,745       794,450
National Power PLC*                                                             44,214       193,792
Next PLC                                                                         8,563       210,239
Pearson PLC                                                                     25,056       291,237
Persimmon PLC                                                                    9,124       138,077
Pilkington PLC                                                                  24,287        59,544
Premier Farnell PLC                                                              7,443        19,823
Provident Financial PLC                                                          8,907        98,503
Prudential PLC                                                                  74,563       676,640
Punch Taverns PLC                                                                6,342        89,488
Rank Group PLC                                                                  16,572        87,251
Reckitt Benckiser PLC                                                           19,557       595,722
Reed Elsevier PLC                                                               42,120       389,657
Rentokil Initial PLC                                                            61,917       180,468
Reuters Group PLC                                                               44,285       292,326
Rexam PLC                                                                       19,072       173,074
Rio Tinto PLC                                                                   32,952     1,347,238
Rolls-Royce Group PLC*                                                          51,802       341,261
Royal & Sun Alliance Insurance Group PLC                                        80,679       138,032
Royal Bank of Scotland Group PLC                                                99,256     2,816,838
SABMiller PLC                                                                   26,458       512,866
Schroders PLC                                                                    5,472        89,180
Scottish & Newcastle PLC                                                        24,766       202,576
Scottish & Southern Energy PLC                                                  26,501       480,980
Scottish Power PLC                                                              59,588       600,654
Serco Group PLC                                                                 18,723        84,706
Severn Trent PLC                                                                10,627       185,752
Signet Group PLC                                                                55,336       100,042
Slough Estates PLC                                                              12,154       114,153
Smith & Nephew PLC                                                              31,272       262,550
Smiths Group PLC                                                                17,555       296,940
SSL International PLC                                                            3,036        14,431
Stagecoach Group PLC                                                            19,880        39,184
Stolt Offshore SA*                                                               5,800        67,060
Tate & Lyle PLC                                                                 13,864       111,079
Taylor Woodrow PLC                                                              19,387       110,877
Tesco PLC                                                                      239,297     1,306,312
The Peninsular and Oriental Steam Navigation Co.                                25,245       148,721
The Sage Group PLC                                                              41,331       168,034
TI Automotive Ltd. "A"*                                                         11,991             0
Tomkins PLC                                                                     25,788       131,451
Travis Perkins PLC                                                               3,190        79,784
Trinity Mirror PLC                                                              10,839       114,802
Unilever PLC                                                                    85,350       891,198
United Business Media PLC                                                        7,149        69,793
United Utilities PLC                                                            26,124       301,808
Vodafone Group PLC                                                           1,976,883     5,143,066
Whitbread PLC                                                                    8,414       140,912
William Hill PLC                                                                11,248       115,663
Wolseley PLC                                                                    18,184       384,554
WPP Group PLC                                                                   36,565       372,126
Yell Group PLC                                                                  21,420       180,686
                                                                                         -----------
(Cost $52,125,053)                                                                        69,546,977
----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $213,582,794)                                                  300,023,932

----------------------------------------------------------------------------------------------------------
    Preferred Stocks 0.2%
----------------------------------------------------------------------------------------------------------

Belgium 0.0%
Fortis VVPR Strip*  (Cost $2)                                                    2,223            80

Germany 0.2%
Fresenius Medical Care AG                                                          500        39,361
Henkel KGaA                                                                      1,836       166,973
Porsche AG                                                                         245       188,377
ProSiebensat. 1 Media AG                                                         2,800        48,391
RWE AG                                                                           1,035        59,596
Volkswagen AG                                                                    3,083       140,727
                                                                                         -----------
(Cost $468,877)                                                                              643,425
----------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Cost $468,879)                                                       643,505

----------------------------------------------------------------------------------------------------------
    Rights 0.0%
----------------------------------------------------------------------------------------------------------

Ireland 0.0%
Eircom Group PLC*  (Cost $2,244)                                                 5,096         3,614

Norway 0.0%
Norske Skogindustrier ASA*  (Cost $5,463)                                        3,550         6,231
----------------------------------------------------------------------------------------------------------
Total Rights (Cost $7,707)                                                       9,845

----------------------------------------------------------------------------------------------------------
    Cash Equivalents 0.0%
----------------------------------------------------------------------------------------------------------

Scudder Cash Management QP Trust, 3.74% (c) (Cost $331)                           331           331

                                                                                 % of
                                                                           Net Assets      Value ($)
                                                                    ---------------------------------
Total Investment Portfolio (Cost $ 214,059,711)                                  97.0     300,677,613
Other Assets and Liabilities, Net                                                 3.0       9,366,355
----------------------------------------------------------------------------------------------------------

Net Assets                                                                      100.0     310,043,968

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index. (c) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

At September 30, 2005, open futures contracts purchased were as follows:


                                                  Aggregated                                 Unrealized
                   Expiration                        Face                                   Appreciation
    Futures           Date        Contracts        Value ($)           Value ($)                  ($)
 ----------------------------------------------------------------------------------------------------------

DJ Euro Stoxx
50 Index           12/16/2005           128         5,188,874             5,285,830               96,956
FTSE 100 Index     12/16/2005            16         1,523,728             1,547,769               24,041
Hang Seng Index    10/28/2005             1            98,507                99,519                1,012
SPI 200 Index      12/15/2005             6           512,960               530,427               17,467
Topix Index        12/8/2005             20         2,371,741             2,481,501              109,760
 ----------------------------------------------------------------------------------------------------------
Total net unrealized appreciation                                                                249,236
-----------------------------------------------------------------------------------------------------------

     As of September 30, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                              Unrealized
                                                                              Appreciation
  Contracts to Deliver            In Exchange For                Date           (US $)
------------------------------------------------------------------------------------------
USD             1,500,000  EUR                  1,247,474     10/14/2005              311
------------------------------------------------------------------------------------------
                                                                               Unrealized
                                                                              Depreciation
  Contracts to Deliver            In Exchange For                Date             (US $)
------------------------------------------------------------------------------------------
USD             1,000,000  EUR                    812,876     10/27/2005         (22,370)
------------------------------------------------------------------------------------------
USD               700,000  GBP                    397,431     10/14/2005            (804)
------------------------------------------------------------------------------------------
USD               720,000  GBP                    401,218     10/14/2005         (12,519)
------------------------------------------------------------------------------------------
USD               970,000  JPY                107,302,370     10/14/2005         (23,316)
------------------------------------------------------------------------------------------
Total unrealized                                                                 (59,009)
depreciation
------------------------------------------------------------------------------------------

Currency Abbreviations:
------------------------------------------------------------------------------------------
EUR: Euro                                                     JPY: Japanese Yen
------------------------------------------------------------------------------------------
GBP: Great Britain Pound                             USD: United States Dollar
------------------------------------------------------------------------------------------


At September 30, 2005, the Scudder EAFE Equity Index Portfolio had the following sector diversification:

                                                                            As a % of Common
                                                                              & Preferred
Sector                                                      Value ($)          Stocks
---------------------------------------------------------------------------------------------
Financials                                                82,791,744              27.%
Consumer Discretionary                                    36,089,104              12.%
Industrials                                               30,525,409              10.%
Energy                                                    28,068,909               9.%
Health Care                                               25,025,576               8.%
Materials                                                 23,667,088               7.%
Consumer Staples                                          22,396,990               7.%
Telecommunication Services                                19,196,031               6.%
Information Technology                                    17,871,970               5.%
Utilities                                                 14,804,165               4.%
Industrial                                                   230,451               0.%

Total                                                    300,667,437             100.%

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         EAFE Equity Index Portfolio, a series of
                                    Scudder Investment Portfolios


By:                                 /s/Vincent J. Esposito
                                    ------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         EAFE Equity Index Portfolio, a series of
                                    Scudder Investment Portfolios


By:                                 /s/Vincent J. Esposito
                                    ------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005